Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non current payables to related parties	$ 36,417,518	$ 55,140,630
Non current payables to related parties		536,083
Representaciones Chile Beer Kevin Michael Szot Eirl [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary shareholder until April 29, 2024
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties		$ 23,375
Canal 13 Spa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Canal 13 Spa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 665,792	$ 92,268
Hapaglloyd Chile Spa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5	76,380,217-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Hapaglloyd Chile Spa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 27,814	$ 8,363
Watts S A [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 468,660	1,218,335
Inversiones Rio Elqui Sp A [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 697
Saam Logistics S. A. [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K	76,729,932-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Saam Logistics S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 751,761	$ 513,428
Origen Patagonico Sp A [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 3,097	456
Panda Sp A [Member] | Balance Of Purchase Of Shares [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,450,163-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Balance of purchase of shares
Description of functional currency	CLP
Non current payables to related parties		250,000
M B B Sp A [Member] | Balance Of Purchase Of Shares [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,486,593-4
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Balance of purchase of shares
Description of functional currency	CLP
Non current payables to related parties		$ 250,000
Comercial Patagona Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Services received	Services received
Comercial Patagona Ltda [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 119,825	$ 171,590
Servipag Ltda [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 2,525	$ 3,671
Inversiones P F I Chile Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services received	Services received
Inversiones P F I Chile Ltda [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Purchase of products	Purchase of products
Inversiones P F I Chile Ltda [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 3,066,334	$ 1,564,090
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of products
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties		27,670
Empresa Nacional De Energia Enex Sa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Empresa Nacional De Energia Enex Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Empresa Nacional De Energia Enex Sa [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 289,011	9,527
Servicios Aeroportuarios Aerosan S A [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 2,384	381
Inversiones E N E X S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties		10,966
Empresas Carozzi S. A. [Member] | Purchase Of Products [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	USD
Non current payables to related parties	$ 2,925	16,989
Empresas Carozzi Sa 1 [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 674,567	782,698
Empresas Carozzi Sa 2 [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties		33,026
Inversiones Punta Brava S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 59,876
S A A M Extraportuarios S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 197
Rdf Media Sp A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 34,412	14,676
San Vicente Terminal Internacional S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 15
San Antonio Terminal Internacional Sa 1 [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 2,945
Services Received [Member] | San Antonio Terminal Internacional Sa 1 [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Non current payables to related parties		288
Cerveceria Austral Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Purchase of products
Cerveceria Austral Sa [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 2,489,546	1,908,328
Cerveceria Austral Sa 1 [Member] | Royalties [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Royalty
Description of functional currency	CLP
Non current payables to related parties	$ 1,055,464	744,554
Bancode Chile [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Bancode Chile [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 331,390	11,261
Aguas Danonede Argentina S. A. [Member] | Services Received [Member] | Ars [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Associate of subsidiary
Description of transactions with related party	Services received
Description of functional currency	ARS
Non current payables to related parties	$ 67,088
Aguas De Origen [Member] | Consignation [Member] | Ars [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Consignation
Description of functional currency	ARS
Non current payables to related parties		9,229,527
Danone Argentina S. A. [Member] | Services Received [Member] | Ars [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to the associate of subsidiary
Description of transactions with related party	Services received
Description of functional currency	ARS
Non current payables to related parties	$ 175,594
Ecor Ltda. [Member] | Services Received [Member] | B O B [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	BOB
Non current payables to related parties	$ 13,950	91,998
Central Cervecera De Colombia Sas [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Services received
Central Cervecera De Colombia Sas [Member] | Services Received [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Services received
Description of functional currency	USD
Non current payables to related parties	$ 60,022	1,963
Danone S. A. [Member] | Services Received [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the associate of subsidiary
Description of transactions with related party	Services received
Description of functional currency	Euros
Non current payables to related parties	$ 67,431
Evian S. A.des Eaux Minerales [Member] | Services Received [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	Euros
Non current payables to related parties	$ 61,310
Nestl E Waters Managementa And Technology S. A. S. [Member] | Services Received [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	Euros
Non current payables to related parties	$ 19,125	4,512
Nestle Waters Marketing And Distribution S. A. S. [Member] | Purchase Of Products [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	Euros
Non current payables to related parties	$ 63,378	29,341
Amstel Brouwerijen B. V. [Member] | Royalties [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	USD
Non current payables to related parties	$ 432,613
Amstel Brouwerijen B. V. 1 [Member] | Royalties [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Euros
Non current payables to related parties	$ 262,340
Heineken Brouwerijen B. V. [Member] | Purchase Of Products [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	USD
Non current payables to related parties	$ 577,618	3,938,038
Heineken Brouwerijen B. V. 1 [Member] | Royalties [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Euros
Non current payables to related parties	$ 20,536,740	34,041,624
Heineken Brouwerijen B. V. 2 [Member] | Royalties [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	USD
Non current payables to related parties	$ 1,721,042	88,757
Heineken Supply Chain B. V. [Member] | Purchase Of Products [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	Euros
Non current payables to related parties	$ 26	21
A J S. A. Calidad Ante Todo [Member] | Purchase Of Products [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	PYG
Non current payables to related parties	$ 1,885,846
Alimentos Distribuciony Servicios S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 195,266
Centralde Ventas T V S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 14,073
Companiade Bienes Raicesdel Paraguay S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 389
Companiade Desarrollo Inmobiliario S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 2,935
Enex Paraguay S. A. E. [Member] | Purchase Of Products [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	PYG
Non current payables to related parties		1,131
Hispanoamerica Tvdel Paraguay S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 2,111
Laser Import S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 282
Retail S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 186,659
Servicios Contablesy Sistemasdel P Y S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 947
T V Accion S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 6,918
Yerbatera Campesino S. A. [Member] | Services Received [Member] | PYG [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 14,578
Societe Des Produits Nestle S A [Member] | Royalties [Member] | Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Royalty
Description of functional currency	Other currencies
Non current payables to related parties		57,778
Panda Sp A. [Member] | Balance Of Purchase Of Shares [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,450,163-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Balance of purchase of shares
Description of functional currency	CLP
Non current payables to related parties		268,041
M B B Sp A. [Member] | Balance Of Purchase Of Shares [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,486,593-4
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Balance of purchase of shares
Description of functional currency	CLP
Non current payables to related parties		$ 268,042